Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
Academy Veteran Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%	4.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	4.53%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.36%	4.47%